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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Wellcome Trust Limited, as Trustee of the Wellcome Trust
Address: 215 Euston Road, London NW1 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Danny Truell
Title: Chief Investment Officer
Phone: +44 207 611 8666

Signature, Place, and Date of Signing:


/s/ Danny Truell                            London      10/19/11
-------------------------------------   -------------   --------
(Name)                                  (City, State)    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          20 Items
Form 13F Information Table Value Total: $ 1,777,170
                                         (thousands)

List of Other Included Managers:        Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
           ITEM 1                 ITEM 2        ITEM 3     ITEM 4      ITEM 5            ITEM 6    ITEM 7       ITEM 8
                                                        Market Value  Shares /         Investment   Other  Voting Authority
       Name of Issuer         Title of Class    CUSIP    (X $1,000)   Prn Amt.  SH/PRN Discretion Managers       Sole
---------------------------- ---------------- --------- ------------ ---------- ------ ---------- -------- ----------------
APPLE INC                    COM              037833100      184,178    483,000   SH      SOLE    NONE              483,000
BANK OF AMERICA CORPORATION  COM              060505104       64,872 10,600,000   SH      SOLE    NONE           10,600,000
BANKUNITED INC               COM              06652K103       83,040  4,000,000   SH      SOLE    NONE            4,000,000
BERKSHIRE HATHAWAY INC DEL   CL A             084670108       90,780        850   SH      SOLE    NONE                  850
CISCO SYS INC                COM              17275R102       83,825  5,411,534   SH      SOLE    NONE            5,411,534
COCA COLA CO                 COM              191216100      108,096  1,600,000   SH      SOLE    NONE            1,600,000
EXXON MOBIL CORP             COM              30231G102       94,419  1,300,000   SH      SOLE    NONE            1,300,000
GENERAL ELECTRIC CO          COM              369604103      106,540  7,000,000   SH      SOLE    NONE            7,000,000
GOOGLE INC                   CL A             38259P508      111,094    215,700   SH      SOLE    NONE              215,700
GREEN DOT CORP               CL A             39304D102       43,009  1,373,227   SH      SOLE    NONE            1,373,227
INTERNATIONAL BUSINESS MACHS COM              459200101      141,470    809,000   SH      SOLE    NONE              809,000
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106       23,280  1,500,000   SH      SOLE    NONE            1,500,000
JOHNSON & JOHNSON            COM              478160104       95,535  1,500,000   SH      SOLE    NONE            1,500,000
JPMORGAN CHASE & CO          COM              46625H100       93,372  3,100,000   SH      SOLE    NONE            3,100,000
MICROSOFT CORP               COM              594918104      112,005  4,500,000   SH      SOLE    NONE            4,500,000
MORGAN STANLEY               COM NEW          617446448       46,610  3,450,000   SH      SOLE    NONE            3,450,000
PACIFIC BIOSCIENCES CALIF IN COM              69404D108        2,784    867,363   SH      SOLE    NONE              867,363
PEPSICO INC                  COM              713448108       99,040  1,600,000   SH      SOLE    NONE            1,600,000
PROCTER & GAMBLE CO          COM              742718109       99,445  1,574,000   SH      SOLE    NONE            1,574,000
SCHLUMBERGER LTD             COM              806857108       93,776  1,570,000   SH      SOLE    NONE            1,570,000

                                                           1,777,170 52,454,674                                  52,454,674